Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 28,761	$ 19,881	$ 29,427	$ 114,391